INVESTMENTS IN DEBT AND EQUITY SECURITIES (Summary of debt and equity securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Corporate Bonds	$ 8,293	$ 9,431
Equity Securities	14,512	19,374
Investments in debt and equity securities	$ 22,805	$ 28,805